Employee Benefit Plans (Summary Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Share-based Compensation [Abstract]
2015	$ 1,272
2016	1,049
2017	1,147
2018	1,542
2019	1,092
2020 through 2024	$ 5,714